YieldMax MRNA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 15.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 15.0%
Moderna, Inc., Expiration: 8/7/2026; Exercise Price: $64.00	$29,876,900	5,450	$291,575
Moderna, Inc., Expiration: 8/7/2026; Exercise Price: $63.00	61,398,400	11,200	520,800
Moderna, Inc., Expiration: 8/7/2026; Exercise Price: $62.00	15,349,600	2,800	145,600
Moderna, Inc., Expiration: 9/18/2026; Exercise Price: $55.01	106,624,900	19,450	15,560,000
			16,517,975

TOTAL PURCHASED OPTIONS (Cost $17,640,870)			16,517,975

SHORT-TERM INVESTMENTS - 131.1%
Money Market Funds - 8.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		9,643,137	9,643,137

U.S. Treasury Bills - 122.4%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$15,515,000	15,510,352
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		17,910,000	17,854,325
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		35,479,000	35,214,788
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		36,769,000	36,273,928
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		30,912,000	30,270,280
			135,123,673

TOTAL SHORT-TERM INVESTMENTS (Cost $144,747,828)			144,766,810

TOTAL INVESTMENTS - 146.1% (Cost $162,388,698)			$161,284,785
Liabilities in Excess of Other Assets - (46.1)%			(50,905,467)
TOTAL NET ASSETS - 100.0%			$110,379,318

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $37,410,500.

YieldMax MRNA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (12.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.0)%
Moderna, Inc., Expiration: 8/7/2026; Exercise Price: $60.00	$(29,876,900)	(5,450)	$(517,750)
Moderna, Inc., Expiration: 8/7/2026; Exercise Price: $59.00	(61,398,400)	(11,200)	(1,226,400)
Moderna, Inc., Expiration: 8/7/2026; Exercise Price: $58.00	(15,349,600)	(2,800)	(421,400)
			(2,165,550)

Put Options - (10.7)%
Moderna, Inc., Expiration: 9/18/2026; Exercise Price: $55.01	(106,624,900)	(19,450)	(11,864,500)

TOTAL WRITTEN OPTIONS (Premiums received $16,089,674)			$(14,030,050)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.